Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014875
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Fixed Income Fund
Class Name	Class A
Trading Symbol	SZEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[1]
AssetsNet	$ 48,462,551
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 107,915
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	48,462,551
Number of Portfolio Holdings	110
Portfolio Turnover Rate (%)	103
Total Net Advisory Fees Paid ($)	107,915
Effective Duration	6.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Sovereign	65%
Government Agency	22%
Supranational	6%
Cash Equivalents	4%
Treasuries	1%
Corporates	0%
Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	3%
A	2%
BBB	36%
BB	30%
B	19%
CCC	2%
Not Rated	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
Mexico	11%
Angola	8%
Nigeria	7%
Brazil	6%
Turkey	4%
Chile	4%
Dominican Republic	3%
South Africa	3%
Hungary	3%
Uzbekistan	3%
Other	40%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000014879
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Fixed Income Fund
Class Name	Class S
Trading Symbol	SCEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$46	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.29%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[2]
AssetsNet	$ 48,462,551
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 107,915
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	48,462,551
Number of Portfolio Holdings	110
Portfolio Turnover Rate (%)	103
Total Net Advisory Fees Paid ($)	107,915
Effective Duration	6.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Sovereign	65%
Government Agency	22%
Supranational	6%
Cash Equivalents	4%
Treasuries	1%
Corporates	0%
Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	3%
A	2%
BBB	36%
BB	30%
B	19%
CCC	2%
Not Rated	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
Mexico	11%
Angola	8%
Nigeria	7%
Brazil	6%
Turkey	4%
Chile	4%
Dominican Republic	3%
South Africa	3%
Hungary	3%
Uzbekistan	3%
Other	40%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000063958
Shareholder Report [Line Items]
Fund Name	DWS Emerging Markets Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	SZEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[3]
AssetsNet	$ 48,462,551
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 107,915
InvestmentCompanyPortfolioTurnover	103.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	48,462,551
Number of Portfolio Holdings	110
Portfolio Turnover Rate (%)	103
Total Net Advisory Fees Paid ($)	107,915
Effective Duration	6.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Sovereign	65%
Government Agency	22%
Supranational	6%
Cash Equivalents	4%
Treasuries	1%
Corporates	0%
Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	3%
A	2%
BBB	36%
BB	30%
B	19%
CCC	2%
Not Rated	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
Mexico	11%
Angola	8%
Nigeria	7%
Brazil	6%
Turkey	4%
Chile	4%
Dominican Republic	3%
South Africa	3%
Hungary	3%
Uzbekistan	3%
Other	40%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.